AST Bond Portfolio 2035 Expense Example, No Redemption - AST Bond Portfolio 2035 - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	819
Expense Example, No Redemption, 5 Years	1,563
Expense Example, No Redemption, 10 Years	$ 3,529